Equity Incentive Plan	12 Months Ended
May 31, 2024
Equity Incentive Plan
Equity Incentive Plan

Note 7. Equity Incentive Plan

Equity Incentive Plan

As of May 31, 2024, the Company had one active equity incentive plan, the CytoDyn Inc. Amended and Restated 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan contains an “evergreen provision” whereby the total number of shares available to be issued automatically increases annually on the first day of each fiscal year in an amount equal to 1.0% of the total outstanding shares on the last day of the prior fiscal year, unless the Board determines otherwise before the fiscal year end. As of May 31, 2024, the 2012 Plan covered a total of 56.3 million shares of common stock.

Stock options

Stock option activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2022	17,457	$1.53	7.79	$—
Granted	12,417	$0.41
Exercised	—	$—
Forfeited, expired, and cancelled	(10,051)	$1.16
Options outstanding at May 31, 2023	19,823	$0.99	7.87	$—
Granted	14,251	$0.21
Exercised	—	$—
Forfeited, expired, and cancelled	(8,225)	$0.87
Options outstanding at May 31, 2024	25,849	$0.60	7.77	$—
Options outstanding and exercisable at May 31, 2024	19,679	$0.71	7.25	$—

The fair value of the equity awards granted is estimated using the Black-Scholes option-pricing model based on the closing stock prices at the grant date and the assumptions specific to the underlying award. Expected volatility assumptions are based on the historical volatility of the Company’s common stock. The expected term assumption is based on the contractual and vesting term of the equity award. The risk-free interest rate is based on the U.S. Treasury yield curve with a maturity equal to the expected life assumed at the grant date. The following table summarizes the assumptions used in the determination of fair value:

	Years ended May 31,
	2024	2023
Expected Volatility	108.6% - 115.7%	99.2% - 112.7%
Weighted-Average Volatility	112.24%	107.06%
Expected Dividends	-%	-%
Expected Term (In years)	5.1 - 6.0	5.0 - 6.1
Risk-Free Rate	3.96%	3.83%

In the fiscal years ended May 31, 2024, and 2023, stock-based compensation expense related to equity instruments totaled $2.4 million and $4.2 million, respectively; stock-based compensation expense is presented in general and administrative expense in the Company’s consolidated statements of operations. The grant date fair value of options vested during the same periods was approximately $3.3 million and $4.9 million, respectively. As of May 31, 2024, there was approximately $0.9 million of unrecognized compensation expense related to share-based payments for unvested options, which is expected to be recognized over a weighted-average period of approximately 1.9 years.

During the fiscal year ended May 31, 2024, the Company granted stock options covering a total of approximately 14.3 million shares of common stock to directors, employees, and consultants, with exercise prices ranging between $0.21 and $0.26 per share. Of the current year options, approximately 0.5 million options vest when performance conditions are completed, approximately 5.7 million vest over four years, and approximately 4.0 million vest over one year, with a ten-year term. Approximately 4.1 million were cancelled and new options were granted with the same vesting schedule and expiration dates as the original cancelled options. The grant date fair values of the stock options ranged between $0.15 and $0.17 per share. As of May 31, 2024, and May 31, 2023, there were approximately 19.7 million and 12.0 million vested stock options and approximately 6.1 million and 7.8 million unvested stock options outstanding, respectively.

RSUs and PSUs

The 2012 Plan provides for equity instruments, such as RSUs and PSUs, which grant the right to receive a specified number of shares over a specified period of time. RSUs and PSUs are service-based awards that vest according to the terms of the grant. PSUs have performance-based payout conditions.

The following table summarizes the Company’s RSU and PSU activity:

			Weighted average
	Number of	Weighted average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested RSUs and PSUs at May 31, 2022	300	$3.12	0.58
RSUs and PSUs granted	1,293	0.58
RSUs and PSUs forfeited	(150)	3.12
RSUs and PSUs vested	(150)	3.12
Unvested RSUs and PSUs at May 31, 2023	1,293	0.58	0.81
RSUs and PSUs granted	—
RSUs and PSUs forfeited	(1,293)	0.58
RSUs and PSUs vested	—
Unvested RSUs and PSUs at May 31, 2024	—	$—	—

(1)	The number of PSUs disclosed in this table are at the target level of 100%.

Issuance of shares to former and current executives and consultants

During the fiscal year ended May 31, 2022, the employment of our CEO and General Counsel was terminated. Under the terms of their respective employment agreements, the Company was obligated to pay severance equal to 18 months of salary to our former CEO and 12 months of salary to our former General Counsel. As permitted by the employment agreements, in March 2022, the Board authorized the severance payments to our former CEO and the remaining severance payments to our former General Counsel to be made through the issuance of shares of common stock. The shares were issued outside of the 2012 Plan.

During the fiscal year ended May 31, 2023, the Company issued to our former General Counsel a total of 79,391 shares of common stock to satisfy in full its obligation under the terms of the employment agreement. During the same period, consistent with the terms of our former CEO’s employment agreement, the Company also issued 380,704 shares of common stock as severance. The numbers of shares issued were based on the closing price of the common stock on the applicable date. As of December 2022, the Company ceased payment of severance to the Company’s former CEO.

During the fiscal year ended May 31, 2024, the Board approved the issuance under the 2012 Plan of shares of common stock as severance payments to former employees. As a result, a total of 153,027 shares of common stock were issued as severance. The number of shares issued was based on the closing price of the common stock on the payment date.

In order to preserve cash resources, in April 2022, the Board approved the issuance under the 2012 Plan, through November 2022, to then executive officers of shares of common stock with a value equal to 25 percent of salary in lieu of cash, net of payroll deductions and withholding taxes. During the fiscal year ended May 31, 2023, a total of 522,382 shares of common stock were issued pursuant to this cash preservation program. No shares were issued pursuant to this cash preservation program in the fiscal year ended May 31, 2024. The number of shares issued was based on the closing price of the common stock on each payroll date.

In March 2022, the Board approved the issuance under the 2012 Plan of shares of common stock to consultants as payment for services provided. During the fiscal years ended May 31, 2024 and 2023, a total of 2,454,515 and 1,617,760 shares of common stock, respectively, were issued pursuant to the respective award agreements with the consultants.